Contingent liabilities and financial commitments - Tobacco-Related Litigation Outside the U.S. - Additional Information (Details) $ in Millions, ₩ in Billions, ₦ in Trillions																1 Months Ended		12 Months Ended
	Aug. 25, 2023 GBP (£)	Aug. 25, 2023 TRY (₺)	May 21, 2019 DISEASE	Mar. 01, 2019 GBP (£) CLASSACTION	Mar. 01, 2019 CAD ($)	Jun. 15, 2018 GBP (£)	Jun. 15, 2018 CAD ($)	Feb. 13, 2017 GBP (£)	Feb. 13, 2017 CAD ($)	Oct. 27, 2015 GBP (£)	Oct. 27, 2015 CAD ($)	Jun. 06, 2015 GBP (£)	Jun. 06, 2015 CAD ($)	May 27, 2015 GBP (£)	May 27, 2015 CAD ($)	Nov. 30, 2016 GBP (£)	Nov. 30, 2016 AOA (Kz)	Dec. 31, 2023 GBP (£) CASE ACTION CLAIM CLASSACTION Case province territory MARKET	Dec. 31, 2023 CAD ($) CASE ACTION CLAIM Case CLASSACTION	Dec. 31, 2023 NGN (₦) CASE ACTION CLAIM Case CLASSACTION	Dec. 31, 2023 KRW (₩) CASE ACTION CLAIM Case CLASSACTION	Dec. 31, 2023 ARS ($) CASE ACTION CLAIM Case CLASSACTION	Dec. 31, 2022 GBP (£) Case	Dec. 31, 2021 GBP (£)	Dec. 31, 2023 CAD ($) territory CLASSACTION province MARKET ACTION	Oct. 31, 2023 Case	Mar. 01, 2019 CAD ($) CLASSACTION	Jan. 31, 2019 GBP (£)	Jan. 31, 2019 CAD ($)	Jun. 15, 2018 CAD ($)	Jun. 30, 2010 CLASSACTION	Jun. 30, 2009 CLASSACTION
Disclosure Of Commitments And Contingencies [Line Items]
Canadian provinces | province																		10							10
Canadian territories where legislation has Royal Assent | territory																		2							2
Canadian territories | territory																		3							3
Number of personal injury claims																		54	54	54	54	54
Number of claims received unfavourable verdicts | Case																		2	2	2	2	2
Losses on litigation settlements | £																		£ 2,023,000,000					£ 2,387,000,000	£ 2,486,000,000
Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases | Case																		54	54	54	54	54	51
Nigerian court
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases | CLASSACTION																		5	5	5	5	5
Litigation damages sought value																		£ 9,300,000,000		₦ 10.6
Case 2
Disclosure Of Commitments And Contingencies [Line Items]
Post-judgment interest																		189,767				$ 195,588,410
Losses on litigation settlements																		£ 2,765				2,850,000
Tobacco product liability claims
Disclosure Of Commitments And Contingencies [Line Items]
Number of markets outside US | MARKET																		12							12
Knight class action
Disclosure Of Commitments And Contingencies [Line Items]
Cost order amount																		£ 3,000,000							$ 5
Compensatory damages | Case 1
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements																		665				685,976
Punitive damages | Case 1
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements																		£ 2,425				$ 2,500,000
Angola
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit seek damage amount																£ 745,597	Kz 800,000,000
Canada
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions | ACTION																		11							11
Number of personal injury claims																		5	5	5	5	5
Canada | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases | CASE																		5	5	5	5	5
Canada | Tobacco Damages and Health Care Costs Recovery Act 2000
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit seek damage amount								£ 3,000,000	$ 5
Canada | Treatment of smoking and health related diseases
Disclosure Of Commitments And Contingencies [Line Items]
Number of actions for recovery of health care costs | ACTION																		10	10	10	10	10
Canada | Growers class action
Disclosure Of Commitments And Contingencies [Line Items]
Litigation damages sought value																		£ 29,700,000	$ 50
Canada | Quebec class actions
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit | CLASSACTION																		2							2
Domestic manufacturers party to litigation | CLASSACTION																		2							2
Litigation settlement amount														£ 9,300,000,000	$ 15,600
Litigation settlement provisional execution amount												£ 673,000,000	$ 1,131
Litigation settlement guarantee amount												3,000,000,000	5,000
Security amount to be posted by parties										£ 585,000,000	$ 984
Litigation settlement reduction of total maximum adjustments				£ 8,100,000,000																							$ 13,700
Canada | Quebec class actions | Imperial Tobacco Canada Limited
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount														£ 6,200,000,000	$ 10,400
Litigation settlement provisional execution amount												£ 441,000,000	$ 742
Security amount to be posted by parties										£ 450,900,000	$ 758
Payment of litigation initial deposits				451,500,000	$ 759
Litigation settlement reduction of total maximum adjustments				£ 5,500,000,000																							$ 9,200
Canada | Other Canadian smoking and health class actions
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit | CLASSACTION																		7							7							4
Canadian Province | Treatment of smoking and health related diseases
Disclosure Of Commitments And Contingencies [Line Items]
Number of actions for recovery of health care costs | ACTION																		10	10	10	10	10
British Columbia | Tobacco Damages and Health Care Costs Recovery Act 2000
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit seek damage amount								£ 70,200,000,000	$ 118,000
British Columbia | Tobacco Damages and Health Care Costs Recovery Act 2000 | Bottom of range
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount																		£ 6,600,000,000							$ 11,100
British Columbia | Tobacco Damages and Health Care Costs Recovery Act 2000 | Top of range
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount																		13,800,000,000							$ 23,200
Ontario | Tobacco Damages And Health Care Costs Recovery Act 2009
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit seek damage amount						£ 196,300,000,000	$ 330,000
Ontario | Tobacco Damages And Health Care Costs Recovery Act 2009 | Bottom of range
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount						167,000,000,000																								$ 280,000
Additon to estimated effect of contingent liabilities																												£ 5,600,000,000	$ 9,400
Ontario | Tobacco Damages And Health Care Costs Recovery Act 2009 | Top of range
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount						£ 375,000,000,000																								$ 630,000
Additon to estimated effect of contingent liabilities																												£ 6,500,000,000	$ 10,900
South Korea | National Health Insurance Service
Disclosure Of Commitments And Contingencies [Line Items]
Litigation damages sought value																		£ 32,900,000			₩ 54
Brazil
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit | Case																										4
Number of personal injury claims																		15	15	15	15	15
Brazil | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases | CASE																		15	15	15	15	15
Brazil | Federal Attorney's office
Disclosure Of Commitments And Contingencies [Line Items]
Number of tobacco-related diseases allegedly expended as public health care expenses | DISEASE			26
British Columbia | Other Canadian smoking and health class actions
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit | CLASSACTION																															2
Chile
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims																		17	17	17	17	17
Chile | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases | CASE																		17	17	17	17	17
Italy
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims																		8	8	8	8	8
Italy | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases | CASE																		8	8	8	8	8
Argentina
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims																		5	5	5	5	5
Argentina | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases | CASE																		5	5	5	5	5
Ireland
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims																		2	2	2	2	2
Ireland | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases | CASE																		2	2	2	2	2
Two Jurisdictions
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims																		1	1	1	1	1
Turkey | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements	£ 265	₺ 10,000
Alberta | Crown's Right Of Recovery Act 2009
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit seek damage amount																		£ 5,900,000,000	$ 10,000
Quebec | Tobacco Damages And Health Care Costs Recovery Act 2009
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit seek damage amount																		35,700,000,000	60,000
Imperial Tobacco Canada | Canada
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions | CLASSACTION				2																							2
Settlement proceeds from judgement				£ 5,500,000,000																							$ 9,200
Settlement payments																		£ 451,000,000	$ 758